Subsequent event	12 Months Ended
Dec. 31, 2025
Subsequent event
Subsequent event

28.         Subsequent event

On March 13, 2026, NH T2 Hotel signed an agreement amending the lease agreement with the Mexico City International Airport to extend the term of its lease for five years until April 30, 2034.

On April 24, 2026, GACN reported that pursuant to the resolutions adopted at the Annual General Ordinary Shareholders’ Meeting held on that same date, shareholders approved a cash dividend in the amount of Ps.4,900,000, to be paid in two installments: the first installment of Ps.2,450,000 no later than May 31, 2026, and a second installment of Ps.2,450,000, no later than November 30, 2026.